CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)		Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Current assets
Cash and cash equivalents				₪ 121,860	₪ 134,287
Financial assets at fair value through profit or loss				141,543	137,904
Loans to others				17,650
Trade receivables, Net				133,039	98,017
Other receivables and prepaid expenses				9,360	3,744
Inventories				71,548	49,289
Current tax assets				3,750	862
Total current assets				495,000	424,103
Non-current assets
Property, plant and equipment				81,402	79,611
Less-accumulated depreciation				43,881	40,219
Property, plant and equipment. net				37,521	39,392
Right of use asset				3,860
Goodwill				36	36
Deferred taxes				818	2,882
Total non-current assets				42,235	42,310
Total assets				537,235	466,413
Current liabilities
Current maturities of lease liabilities				1,675
Trade payables				24,650	16,239
Employees Benefits				2,911	2,577
Current tax liabilities				3,750
Other payables and accrued expenses				9,195	5,882
Total current liabilities				42,181	24,698
Non-current liabilities
Lease liabilities				2,212
Retirement benefit obligation				1,486	836
Total non-current liabilities				3,698	836
Shareholders' equity
Share capital				1,425	1,425
Additional paid in capital				128,354	128,354
Capital fund				247	247
Treasury shares				(628)
Retained earnings				362,987	311,476
Re-measurement of the net liability in respect of defined benefit				(1,029)	(623)
Equity attributable to Shareholders' of the Company				491,356	440,879
Total equity and liabilities				₪ 537,235	466,413
US Dollars [Member]
Current assets
Cash and cash equivalents | $	[1]	$ 35,260
Financial assets at fair value through profit or loss | $	[1]	40,956
Loans to others		5,107	[1]
Trade receivables, Net | $	[1]	38,495
Other receivables and prepaid expenses | $	[1]	2,708
Inventories | $	[1]	20,703
Current tax assets | $	[1]	1,085
Total current assets | $	[1]	143,229
Non-current assets
Property, plant and equipment | $	[1]	23,554
Less-accumulated depreciation | $	[1]	12,697
Property, plant and equipment. net | $	[1]	10,857
Right of use asset | $	[1]	1,117
Goodwill | $	[1]	10
Deferred taxes | $	[1]	237
Total non-current assets | $	[1]	12,221
Total assets | $	[1]	155,450
Current liabilities
Current maturities of lease liabilities | $	[1]	485
Trade payables | $	[1]	7,133
Employees Benefits | $	[1]	842
Current tax liabilities | $	[1]	1,085
Other payables and accrued expenses | $	[1]	2,661
Total current liabilities | $	[1]	12,206
Non-current liabilities
Lease liabilities | $	[1]	640
Retirement benefit obligation | $	[1]	430
Total non-current liabilities | $	[1]	1,070
Shareholders' equity
Share capital | $	[1]	412
Additional paid in capital | $	[1]	37,139
Capital fund | $	[1]	71
Treasury shares | $	[1]	(182)
Retained earnings | $	[1]	105,031
Re-measurement of the net liability in respect of defined benefit | $	[1]	(297)
Equity attributable to Shareholders' of the Company | $	[1]	142,174
Total equity and liabilities | $	[1]	$ 155,450

[1]	Convenience Translation into US Dollars.